Convertible Preferred Shares and Shareholders' Equity (Deficit) - Ordinary Shares Reserved for Issuance (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares reserved for issuance	33,996,674	34,199,249
Equity Incentive Plan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares reserved for issuance	2,824,119	4,222,272
Employee Stock Purchase Plan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares reserved for issuance	4,029,898	4,029,898
Shares issuable upon exercise of Z33 Put Right
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares reserved for issuance	2,000,000	2,000,000
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares reserved for issuance	16,591,996	16,591,996
Shares issuable upon exercise of options to purchase Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares reserved for issuance	7,108,188	5,791,065
Restricted Share Units
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares reserved for issuance	1,442,473	1,564,018